Note 12 - Income Tax and Social Contribution - Reconciliation From the Weighted Nominal to the Effective Tax Rate (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Profit before tax		R$ 13,494.4	R$ 12,943.1		R$ 13,121.6
Adjustment on a taxable basis
Other non-taxable income (i)	[1]	(630.8)	(1,067.1)		(502.3)
Government grants related to sales taxes		(1,624.9)	(1,896.0)		(1,807.3)
Share of the result of joint ventures		43.3	22.3		(1.0)
Non-deductible expenses		356.5	378.2		306.8
Addition of income tax of foreign subsidiaries due in Brazil		463.0	210.9		503.0
Total		R$ 12,101.5	R$ 10,591.4		R$ 11,620.8
Aggregated weighted nominal tax rate		30.26%	28.94%		30.17%
Taxes payable - nominal rate		R$ (3,662.1)	R$ (3,064.7)		R$ (3,505.5)
Adjustments to tax expenses
Income tax incentives		123.2	245.9		219.7
Deductible interest on shareholders' equity		2,213.2	2,623.8		1,710.4
Tax savings based on the amortization of goodwill		77.5	80.5		72.3
Withholding income tax		(628.2)	(420.3)		(220.0)
Recognition/(write-off) of deferred charges on tax losses		123.2	(377.4)		(41.6)
Effect of the application of IAS 29 (hyperinflation)		(50.5)	1.4		(107.3)
Other with reduced taxation (i)	[1]	41.2	156.1		98.1
Income tax and social contribution expense		R$ (1,762.5)	R$ (754.7)	[2],[3]	R$ (1,773.9)
Effective tax rate		13.06%	5.83%		13.52%

[1]	Adjusted balances for comparative purposes.
[2]	2019 restated to reflect the change in accounting policy, as Note 3.
[3]	2019 restated to reflect the change in accounting policy, as Note 3.